Finance debt (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	$ 2,129	$ 2,210
Repayment of principal	(6,571)	(4,238)
Repayment of interest	(1,923)	(1,964)
Net Cash Used In Financing Activities [Member]
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	2,129	2,210
Repayment of principal	(6,536)	(4,193)
Repayment of interest	(1,918)	(1,978)
Finance Debt [Member] | Changes In Finance Debt [Member]
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	2,129	2,210
Repayment of principal	(6,571)	(4,238)
Repayment of interest	(1,923)	(1,964)
Finance Debt [Member] | Repurchase Of Debt Securities [Member]
IfrsStatementLineItems [Line Items]
Repayment of principal	10	77
Finance Debt [Member] | Deposits Financing [Member]
IfrsStatementLineItems [Line Items]
Repayment of principal	25	(32)
Repayment of interest	$ 5	$ (14)